Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Profits/Loss [Member]
Schedule of Exchange Rates [Line Items]
RMB:1USD	7.2071	6.9237	7.0732	6.7285
Balance Sheet [Member]
Schedule of Exchange Rates [Line Items]
RMB:1USD	7.2674		7.0971	6.9091